COLLABORATIVE AGREEMENT WITH EPIC PHARMA LLC (Details Textual) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Jan. 31, 2016	Jun. 30, 2015	Mar. 31, 2016
Epic Collaborative Agreement [Member]
Revenue Recognition, Milestone Method [Line Items]
Non Refundable Milestone Payments			$ 15.0
Revenue Recognition, Milestone Method, Description			On June 4, 2015, the Company entered into the 2015 Epic License Agreement, which provides for the exclusive right to market, sell and distribute, by Epic Pharma LLC (Epic) of SequestOx, an abuse deterrent opioid which employs the Companys proprietary pharmacological abuse-deterrent technology. Epic will be responsible for payment of product development and pharmacovigilance costs, sales and marketing of SequestOx, and Elite will be responsible for the manufacture of the product. Under the 2015 Epic License Agreement, Epic will pay Elite non-refundable payments totaling $15 million, with such amount representing the cost of an exclusive license to ELI-200, the cost of developing the product and certain filings and a royalty based on an amount equal to 50% of profits derived from net product sales as defined in the 2015 Epic License Agreement. The initial term of the exclusive right to product development sales and distribution is five years (Epic Exclusivity Period); the license is renewable upon mutual agreement at the end of the initial term.
Proceeds from Divestiture of Interest in Consolidated Subsidiaries		$ 5.0
Epic License Agreement [Member]
Revenue Recognition, Milestone Method [Line Items]
Proceeds from License Fees Received			$ 7.5
Deferred Revenue, Additions	$ 2.5